Jacob Discovery Fund
Schedule of Investments (+)
November 30, 2021 (Unaudited)

Shares			Value
		COMMON STOCKS - 95.1%
		Advertising - 0.4%
265,000		IZEA Worldwide, Inc. *	$431,950
		Advertising Agencies - 1.6%
318,541		SRAX, Inc. *	1,672,340
		Amusement & Recreation Services - 0.9%
1,000		Esports Entertainment Group, Inc. *^	5,060
290,000		Super League Gaming, Inc. *	913,500
			918,560
		Biological Products (No Diagnostic Substances) - 5.4%
122,100		Aerie Pharmaceuticals, Inc. *	1,233,210
215,000		IMV, Inc. *^	324,650
30,500		Krystal Biotech, Inc. *	2,456,775
187,000		Precision BioSciences, Inc. *	1,694,220
			5,708,855
		Bottled and Canned Soft Drinks and Carbonated Waters - 0.3%
770,000		Reed's, Inc. *	334,950
		Business Services - 5.3%
415,000		comScore, Inc. *	1,440,050
62,793		OptimizeRx Corp. *	4,081,545
			5,521,595
		Calculating & Accounting Machines (No Electronic Computers) - 1.7%
198,600		Cantaloupe, Inc. *	1,791,372
		Communications Equipment - 1.9%
329,599		Powerfleet, Inc. *	2,010,554
		Computer Communications Equipment - 2.8%
406,879		Lantronix, Inc. *	2,917,322
		Computer Peripheral Equipment - 10.7%
211,000		Identiv, Inc. *	4,850,890
169,174		Immersion Corp. *	1,016,736
72,200		Impinj, Inc. *	5,412,834
			11,280,460
		Computer Processing & Data Preparation - 3.1%
298,958		Park City Group, Inc. *	1,748,904
87,000		Sohu.com Ltd. - ADR *^	1,467,690
			3,216,594
		Computer Programming Services - 0.5%
385,000		Scout Gaming Group AB (SEK) *	576,507
		Educational Services - 0.8%
646,500		Zovio, Inc. *	885,705
		Electric Services - 1.4%
185,000		Transphorm, Inc. *	1,480,000
		Electronic Components & Accessories - 0.5%
32,000		IntriCon Corp. *	527,360
		Functions Related to Depository Banking - 2.9%
410,000		Usio, Inc. *	3,083,200
		Games, Toys & Children's Vehicles (No Dolls & Bicycles) - 0.8%
720,000		BIGG Digital Assets, Inc. *^	835,200
		Gold and Silver Ores - 0.5%
1,200,000		Solitario Zinc Corp. *	561,120
		Help Supply Services - 3.1%
114,907		Hudson Global, Inc. *	3,309,322
		Industrial Organic Chemicals - 7.1%
214,006		Codexis, Inc. *	7,428,148
		Medical Laboratories - 2.6%
129,832		Celcuity, Inc. *	1,960,463
38,000		DermTech, Inc. *	763,040
			2,723,503
		Metal Mining - 0.5%
400,000		Western Copper & Gold Corp. *^	560,000
		Mining & Quarrying of Nonmetallic Mineral (No Fuels) - 0.7%
620,000		Azimut Exploration, Inc. *^	719,200
		Miscellaneous Metal Ores - 3.5%
948,000		Thunderbird Entertainment Group, Inc. *^	3,661,176
		Pharmaceutical Preparations - 14.0%
60,000		Akouos, Inc. *	461,400
340,000		Arbutus Biopharma Corp. *^	1,088,000
39,200		Arcturus Therapeutics Holdings, Inc. *	1,558,200
820,000		Athersys, Inc. *	869,200
410,000		ContraFect Corp. *	1,398,100
275,000		DiaMedica Therapeutics, Inc. *	1,028,500
299,889		Harrow Health, Inc. *	2,998,890
41,000		Ideaya Biosciences, Inc. *	902,000
355,000		NeuBase Therapeutics, Inc. *	1,047,250
214,910		Omeros Corp. *	1,547,352
133,000		Tela Bio, Inc. *	1,649,200
			14,548,092
		Prepackaged Software - 7.0%
308,596		Inspired Entertainment, Inc. *	3,977,802
133,500		Porch Group, Inc. *	2,808,840
301,700		Qumu Corp. *	606,417
			7,393,059
		Real Estate - 0.4%
400,869		Leju Holdings Ltd. - ADR *^	407,844
		Security Brokers, Dealers & Flotation Companies - 3.8%
280,000		Voyager Digital Ltd. *	3,991,092
		Semiconductors and Related Devices - 1.1%
26,440		CEVA, Inc. *	1,166,004
		State Commercial Banks - 2.7%
125,000		BM Technologies, Inc. *	1,506,250
32,015		First Internet Bancorp	1,386,570
			2,892,820
		Surgical and Medical Instruments and Apparatus - 5.5%
384,500		Alphatec Holdings, Inc. *	4,267,950
185,000		CytoSorbents Corp. *	910,200
75,910		iCAD, Inc. *	559,457
			5,737,607
		Trucking (No Local) - 1.6%
210,000		U.S. Xpress Enterprises, Inc. - Class A *	1,650,600
		TOTAL COMMON STOCKS (Cost $92,041,561)	99,942,111

Shares			Value
		PREFERRED STOCK - 0.1%
		Advertising Agencies - 0.1%
368,541		SRAX, Inc. *(a)	67,738
		TOTAL PREFERRED STOCK (Cost $18,017)	67,738

		MONEY MARKET FUND - 6.2%
6,519,157		First American Government Obligations Fund - Class X, 0.03% (b)	6,519,157
		TOTAL MONEY MARKET FUND (Cost $6,519,157)	6,519,157

		TOTAL INVESTMENTS (Cost $98,578,735) - 101.4%	106,529,006
		LIABILITIES IN EXCESS OF OTHER ASSETS - (1.4)%	(1,499,721)
		TOTAL NET ASSETS - 100.0%	$105,029,285

	(+)	Schedule of Investments is classified using the U.S. Securities and Exchange Commission's Standard Industrial Classification (SIC) Code List.
	*	Non Income Producing.
	^	U.S. Dollar-denominated foreign security.
	ADR	American Depositary Receipt.
	(SEK)	Security denominated in Swedish Krona. Value translated into U.S. Dollars.
	(a)	Level 3 Security. Security is valued in good faith in accordance with procedures approved by the Board of Directors.
	(b)	7-day yield.

Jacob Discovery Fund Summary of Fair Value Exposure (Unaudited)
Investment securities traded on a national securities exchange are valued at their market value determined by their last sales price in the principal market in which these securities are normally traded (except those traded on the NASDAQ National Market and Capital Market exchanges which are valued at the NASDAQ Official Closing Price (“NOCP”)), unless there are no transactions on the valuation date, in which case they are valued at the mean between the closing bid and ask prices. Securities traded over-the-counter are valued at the last reported sales price unless there is no reported sales price, in which case the mean between the closing bid and ask prices is used.  Foreign securities, currencies and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies. Foreign equity securities are valued at the last sale price at the close of the exchange on which the security is principally traded. The Jacob Discovery Fund (the "Fund") values foreign securities at fair value, using fair valuation procedures approved by the Board of Directors, taking into account the occurrence of events after the close of foreign markets in calculating the net asset value ("NAV"). In such cases, use of fair valuation can reduce the investor's ability to seek profit by estimating the Fund's NAV in advance of the time the NAV is calculated. The Board of Directors have retained an independent fair value pricing service to assist in valuing foreign securities held by the Fund. Debt securities with maturities of 60 days or less are valued at amortized cost, which approximates market value. Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day.  If amortized cost does not approximate fair value, short-term securities are reported at fair value. Where market quotations are not readily available, are unreliable or when values have been materially affected by events occurring before the close of U.S. markets but after the close of the securities’ primary markets, securities are valued at fair value using procedures approved by the Board of Directors that are designed to determine a security’s fair value.

The Fund adheres to fair valuation accounting standards which provide an authoritative definition of fair value and sets out a hierarchy for measuring fair value. These standards require disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of November 30, 2021:

	Level 1	Level 2	Level 3	Total
Common Stocks
Pharmaceutical Preparations	$14,548,092	$-	$-	$14,548,092
Computer Peripheral Equipment	11,280,460	-	-	11,280,460
Industrial Organic Chemicals	7,428,148	-	-	7,428,148
Prepackaged Software	7,393,059	-	-	7,393,059
Surgical and Medical Instruments and Apparatus	5,737,607	-	-	5,737,607
Biological Products (No Diagnostic Substances)	5,708,855	-	-	5,708,855
Business Services	5,521,595	-	-	5,521,595
Security Brokers, Dealers & Flotation Companies	3,991,092	-	-	3,991,092
Miscellaneous Metal Ores	3,661,176	-	-	3,661,176
Help Supply Services	3,309,322	-	-	3,309,322
Computer Processing & Data Preparation	3,216,594	-	-	3,216,594
Functions Related to Depository Banking	3,083,200	-	-	3,083,200
Computer Communications Equipment	2,917,322	-	-	2,917,322
State Commercial Banks	2,892,820	-	-	2,892,820
Medical Laboratories	2,723,503	-	-	2,723,503
Communications Equipment	2,010,554	-	-	2,010,554
Calculating & Accounting Machines (No Electronic Computers)	1,791,372	-	-	1,791,372
Advertising Agencies	1,672,340	-	-	1,672,340
Trucking (No Local)	1,650,600	-	-	1,650,600
Electric Services	1,480,000	-	-	1,480,000
Semiconductors and Related Devices	1,166,004	-	-	1,166,004
Amusement & Recreation Services	918,560	-	-	918,560
Educational Services	885,705	-	-	885,705
Games, Toys & Children's Vehicles (No Dolls & Bicycles)	835,200	-	-	835,200
Mining & Quarrying of Nonmetallic Minerals (No Fuels)	719,200	-	-	719,200
Computer Programming Services	576,507	-	-	576,507
Gold and Silver Ores	561,120	-	-	561,120
Metal Mining	560,000	-	-	560,000
Electronic Components & Accessories	527,360	-	-	527,360
Advertising	431,950	-	-	431,950
Real Estate	407,844	-	-	407,844
Bottled & Canned Soft Drinks & Carbonated Waters	334,950	-	-	334,950
Total Common Stocks	99,942,111	-	-	99,942,111

Preferred Stock
Advertising Agencies			67,738	67,738

Short Term Investment
Money Market Fund	6,519,157	-	-	6,519,157

Total Investments in Securities	$106,461,268	$-	$67,738	$106,529,006

The following is a reconciliation of Level 3 investments for the period from September 1, 2021 to November 30, 2021:

	Preferred Stocks
Beginning Balance – September 1, 2021	$-
Acquisitions	18,017
Change in unrealized appreciation/depreciation	49,721
Ending Balance – November 30, 2021	$67,738
Change in unrealized appreciation/deprecation on investments still held at November 30, 2021	$49,721